Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2023	2022
Current:
Income taxes	$87,490	$10,940
Mining taxes	21,974	10,673
Adjustments in respect of prior years	(4,383)	(704)
	105,081	20,909
Deferred:
Income tax (recoveries) expense - origination, revaluation and/or reversal of temporary differences	(25,854)	218
Mining tax (recoveries) expense - origination, revaluation and/or reversal of temporary difference	(2,431)	5,464
Adjustments in respect of prior years	5,491	(1,158)
	(22,794)	4,524
	$82,287	$25,433

Disclosure of detailed information about deferred taxes [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax asset	$151,946	$125,638

Deferred income tax liability	(362,767)	(233,730)
Deferred mining tax liability	(44,385)	(17,564)
	(407,152)	(251,294)
Net deferred tax liability balance, end of year	$(255,206)	$(125,656)

Disclosure of detailed information about changes in deferred tax assets and liabilities [Table Text Block]
	Year ended December 31,
	2023	2022
Net deferred tax liability balance, beginning of year	$(125,656)	$(128,180)
Deferred tax recovery (expense) (note 25a)	22,794	(4,524)
OCI transactions	(225)	(2,384)
Foreign currency translation on the deferred tax liability	(3,873)	9,432
Acquisition of Copper Mountain mining (note 5)	(148,246)	-
Net deferred tax liability balance, end of year	$(255,206)	$(125,656)

Disclosure of detailed information about reconciliation to statutory tax rate [Table Text Block]
	Year ended December 31,
	2023	2022
Profit before tax	$151,830	$95,815
Statutory tax rate	26.2%	26.3%
Tax expense at statutory rate	39,779	25,199
Effect of:
Deductions related to mining taxes	(6,937)	(3,249)
Adjusted income taxes	32,842	21,950
Mining tax expense	18,827	15,959
	51,669	37,909

Permanent differences related to:
Capital items	371	(321)
Other income tax permanent differences	870	3,839
Withholding tax on dividends	11,750	-
Impact of remeasurement on decommissioning liability	(6,363)	(38,950)
Temporary income tax differences not recognized	5,448	(509)
Recognition of previously unrecognized deferred tax assets	(5,335)	(3,943)
Impact related to differences in tax rates in foreign operations	27,931	15,339
Impact of changes to statutory tax rates	878	958
Foreign exchange on non-monetary items	(7,384)	13,094
Impact related to tax assessments and tax return amendments	1,906	(1,983)
Other	546	-
Tax expense	$82,287	$25,433

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax (liability) asset
Property, plant and equipment	$(50,367)	$(44,029)
Pension obligation	2,531	2,121
Other employee benefits	26,928	25,395
Decommissioning and restoration provision	20,031	20,454
Non-capital losses	135,284	104,481
Share issuance and debt cost	6,646	6,283
Deferred revenue	1,532	1,195
Other	9,361	9,738
Deferred income tax asset	151,946	125,638

Deferred income tax liability (asset)
Property, plant and equipment	478,657	311,499
Other employee benefits	(1,193)	(1,024)
Decommissioning and restoration provision	(19,231)	(8,376)
Non-capital losses	(91,951)	(71,532)
Other	(3,515)	3,163
Deferred income tax liability	362,767	233,730

Deferred income tax liability	$(210,821)	$(108,092)

Disclosure of detailed information about temporary differences - deferred mining tax assets and liabilities [Table Text Block]
Canada	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment	$(52,633)	$(4,996)
Other	17,621	-
	$(35,012)	$(4,996)

Peru	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment	$(9,373)	$(12,568)